Shareholders' equity (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Brazilian residents	267,242	245,063	245,323
Foreign residents	7,231,289	7,253,468	7,253,208
Total shares	7,498,531	7,498,531	7,498,531
(-) Treasury shares	(62,324)	(31,510)	(37,658)
Total outstanding	7,436,207	7,467,021	7,460,873
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Brazilian residents	120,850	109,718	109,885
Foreign residents	3,697,845	3,708,977	3,708,810
Total shares	3,818,695	3,818,695	3,818,695
(-) Treasury shares	(31,162)	(15,755)	(18,829)
Total outstanding	3,787,533	3,802,940	3,799,866
Preference shares [member]
IfrsStatementLineItems [Line Items]
Brazilian residents	146,392	135,345	135,438
Foreign residents	3,533,444	3,544,491	3,544,398
Total shares	3,679,836	3,679,836	3,679,836
(-) Treasury shares	(31,162)	(15,755)	(18,829)
Total outstanding	3,648,674	3,664,081	3,661,007